Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Details) lb in Millions	12 Months Ended
	Dec. 31, 2024 USD_per_LB lb	Dec. 31, 2023 USD_per_LB lb
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	178	127
Price (US$/lb.) | USD_per_LB	3.97	3.87
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	141	167
Price (US$/lb.) | USD_per_LB	1.34	1.20
Receivable positions | Lead swaps
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	57	17
Price (US$/lb.) | USD_per_LB	0.88	0.94
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	84	121
Price (US$/lb.) | USD_per_LB	1.34	1.20
Payable positions | Lead swaps
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	32	15
Price (US$/lb.) | USD_per_LB	0.88	0.94